Expense Example - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Expense Example:
1 year	$ 708
3 years	990
5 years	1,292
10 years	2,148
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Expense Example:
1 year	318
3 years	673
5 years	1,154
10 years	2,290
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Expense Example:
1 year	511
3 years	849
5 years	1,211
10 years	2,226
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Expense Example:
1 year	114
3 years	356
5 years	617
10 years	1,363
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	$ 1,213